Basis of preparation - Going concern (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Going concern [Abstract]
Company's cash position	SFr 31,586	SFr 82,216	SFr 160,893	SFr 193,587
Short-term financial assets	SFr 91,000	SFr 116,000